Historical Basic and Diluted Net Loss per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Historical Basic and Diluted Net Loss per Share

18. Historical Basic and Diluted Net Loss per Share

A reconciliation of the number of shares used in the calculation of basic and diluted earnings per share for the years ended December 31, 2020 and 2019 are as follows (rounded to thousands):

	Years Ended December 31,
	2020	2019
Basic weighted average number of common shares	4,029	3,746
Potential dilutive effect of stock-based awards	-	-
Diluted weighted average number of common shares	4,029	3,746

The Company’s Series B Preferred Stock, on an as converted basis of 7,833,334 shares and the following outstanding stock-based awards and warrants were excluded from the computation of the effect of dilutive securities on loss per share for the following periods as they would have been anti-dilutive (rounded to thousands):

	Years Ended December 31,
	2020	2019
Options	849	416
Restricted stock units (RSUs)	238	49
Warrants	1,405	1,420
	2,492	1,885